Shareholders' Equity (Details) - USD ($)											12 Months Ended
	Mar. 29, 2026	Mar. 26, 2026	Feb. 23, 2026	Feb. 13, 2026	Jan. 23, 2026	Oct. 28, 2025	Aug. 29, 2025	Aug. 27, 2025	Feb. 06, 2025	Jan. 23, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Nov. 03, 2025
Shareholders’ Equity [Line Items]
Shares issued price per share										$ 4
Net proceeds									$ 4,807,322			$ 4,807,322
Offering expenses										$ 2,092,678
Gross proceeds												6,900,017
Shareholders voting percentage											10.00%
Dividend declared
Proceeds from private placement											$ 41,660,000
Voting rights											Holders of our Ordinary Shares may vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Subject to any rights or restrictions as to voting attached to any shares, (i) on a show of hands every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall, at a general meeting of our Company, have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share in each case of which he is the holder; and (ii) on a poll every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share of which he or the person represented by proxy is the holder.
Deemed dividend amount											$ 16,593,954
Warrants shares											58,129
Fair value of pre-funded warrants											$ 3,648,265
Fari value of gross proceeds											17,775,000
Fair value											1,214,151
Cash payment											$ 7,000,000
Price per ordinary shares sold (in Dollars per share)											$ 3.09
Percentage of beneficial ownership limitation											4.99%
Share Award [Member]
Shareholders’ Equity [Line Items]
Awarded shares											3,000,000
Installment shares											750,000
Percentage of awarded shares											25.00%
Weighted average period											9 months
Fair value of vested											$ 2,235,000
Placement Agent [Member]
Shareholders’ Equity [Line Items]
Offering expenses											$ 1,747,000
Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants shares											35,963,636
Price per shares of warant											$ 0.00001
Prefunded Warrants [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants											$ 1,825,795
Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)		1,214,151									209,503
Warrants shares											4,794,868
Fair value											$ 209,503
Stock price											$ 0.73
Expected term											5 years
Placement Agent Warrants [Member] | Placement Agent [Member]
Shareholders’ Equity [Line Items]
Fair value of pre-funded warrants											$ 1,377,034
Fari value of gross proceeds				$ 32,963
Reduction of equity				$ 83,163							$ 3,124,034
Investor Warrant A [Member]
Shareholders’ Equity [Line Items]
Warrants shares
Price per shares of warant
Stock price											$ 0.6
Investor Warrant B [Member]
Shareholders’ Equity [Line Items]
Warrants shares
Price per shares of warant
Stock price											$ 0.65
Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants shares											17,370,908
Price per shares of warant											$ 1.5
Investor Warrants [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Reduction of equity											$ 72,480
Series A Warrants [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant											47,326,025
Preferred Shares – Series A [Member]
Shareholders’ Equity [Line Items]
Preferred stock, par value											$ 0.00001
Preferred stock, shares authorized											950,000,000
Preferred Shares – Series B [Member]
Shareholders’ Equity [Line Items]
Preferred stock, par value											$ 0.00001
Preferred stock, shares authorized											60,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)											150,000
Ordinary shares, par value (in Dollars per share)											$ 0.00001	$ 0.00001
Ordinary shares, issued											15,486,491	28,230,000
Allocation of proceeds of warrants											$ 263,846
Stock price											$ 1.05
Unrecognized compensation expense											$ 6,705,000
Class A Ordinary Shares [Member] | Share Award [Member]
Shareholders’ Equity [Line Items]
Installment shares											750,000
Class A Ordinary Shares [Member] | Quantum Leap Energy LLC [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders	1,995,000
Class A Ordinary Shares [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant														16,643,636
Warrants shares											24,349,314
Class A Ordinary Shares [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant														1,389,673
Class A Ordinary Shares [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants											$ 1,225,759
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders						727,272	1,359,314
Ordinary shares, par value (in Dollars per share)						$ 0.00001	$ 0.00001
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant							22,990,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Purchase Warrant B [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant							24,349,314
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Purchase Warrant A [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant							24,349,314
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant							1,947,945
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Purchase Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant						17,370,909
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.00001	$ 0.00001
Ordinary shares, issued											1,995,000	1,995,000
Class B Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited (“SD”) [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders								1,995,000
Voting rights								20
Class B Ordinary Shares [Member] | Dablam LP [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders	1,995,000
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)										1,500,000
Gross proceeds										$ 6,900,000
Underwriter [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)										225,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)									225,000
Private Placement [Member] | Placement Agent [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants											$ 1,747,000
Private Placement [Member] | Supreme Development (BVI) Holdings Limited (“SD”) [Member]
Shareholders’ Equity [Line Items]
Proceeds from private placement								$ 7,000,000
Private Placement [Member] | Class A Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited (“SD”) [Member]
Shareholders’ Equity [Line Items]
Share retirement (in Shares)								18,500,000
August 2025 Offering [Member]
Shareholders’ Equity [Line Items]
Fair value of pre-funded warrants											$ 61,518,334
August 2025 Offering [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 1.0499
Fair value of pre-funded warrants											$ 24,137,587
Fair value											$ 5,748,513
Stock price											$ 1.05
August 2025 Offering [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 0.7069
Fair value of pre-funded warrants											$ 1,377,034
Volatility rate											68.80%
Expected dividend rate											0.00%
Risk free interest rate											3.70%
August 2025 Offering [Member] | Placement Agent Warrants [Member] | Placement Agent [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 0.73
August 2025 Offering [Member] | Investor Warrant A [Member]
Shareholders’ Equity [Line Items]
Warrants shares											24,349,314
Price per shares of warant											$ 0.7461
Fair value of pre-funded warrants											$ 18,167,887
August 2025 Offering [Member] | Investor Warrant A [Member] | Placement Agent [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 0.6
August 2025 Offering [Member] | Investor Warrant B [Member]
Shareholders’ Equity [Line Items]
Warrants shares											1,947,945
Price per shares of warant											$ 0.7304
Fair value of pre-funded warrants											$ 17,785,580
August 2025 Offering [Member] | Investor Warrant B [Member] | Placement Agent [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 0.65
August 2025 Offering [Member] | Investor Warrants [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Offering expenses											$ 3,124,034
Fari value of gross proceeds											14,650,966
Allocation of proceeds of warrants											17,775,000
Fair value											$ 8,562,537
August 2025 Offering [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued price per share							$ 0.73
Proceeds from allocated							$ 17,775,000
Ordinary shares, issued											1,359,314
Price per shares of warant											$ 1.5
August 2025 Offering [Member] | Class A Ordinary Shares [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants shares											22,990,000
Allocation of Proceeds [Member]
Shareholders’ Equity [Line Items]
Percentage of aggregate fair value											2.00%
Percentage of estimated fair value											39.00%
Fair value of pre-funded warrants											$ 24,137,587
Allocation of Proceeds [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Percentage of estimated fair value											58.00%
Fair value of pre-funded warrants											$ 35,953,467
Allocation of Proceeds [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Proceeds from allocated											$ 412,396
Ordinary shares, issued											1,427,280
Allocation of Proceeds [Member] | Class A Ordinary Shares [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants											$ 6,974,272
Allocation of Proceeds [Member] | Class A Ordinary Shares [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants											$ 10,388,332
August 2025 Class A Ordinary Share Retirement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share retirement (in Shares)											18,500,000
Cash payment											$ 7,000,000
August 2025 Class A Ordinary Share Retirement [Member] | Class A Ordinary Shares [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Price per ordinary shares sold (in Dollars per share)											$ 1.375
October 2025 Offering [Member]
Shareholders’ Equity [Line Items]
Offering expenses											$ 3,085,800
Proceeds from allocated											$ 124,896
October 2025 Offering [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 0.0001
Allocation of proceeds of warrants											$ 12,885,992
Stock price											$ 4.38
Volatility rate											66.40%
Expected dividend rate											0.00%
Risk free interest rate											3.70%
Sale of stock percentage											66.00%
October 2025 Offering [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 1.375			$ 1.375
Fair value of pre-funded warrants											$ 4,888,289
Expected term											5 years
October 2025 Offering [Member] | Placement Agent Warrants [Member] | Placement Agent [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders											1,389,673
Fair value of pre-funded warrants											$ 4,888,289
Allocation of proceeds of warrants											3,085,800
Reduction of equity											$ 7,974,089
October 2025 Offering [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 1.5			$ 1.5
Allocation of proceeds of warrants											$ 10,624,903
October 2025 Offering [Member] | Investor Warrants [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders											17,370,908
Fair value of pre-funded warrants											$ 60,106,464
Allocation of proceeds of warrants											$ 3,547,160
Sale of stock percentage											44.00%
October 2025 Offering [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued price per share											$ 2.91
Gross proceeds											$ 23,885,000
Fair value of pre-funded warrants											135,120,570
Fari value of gross proceeds											23,885,000
Allocation of proceeds of warrants											4,302,033
Reduction of equity											$ 374,105
Stock price											$ 1.5
October 2025 Offering [Member] | Class A Ordinary Shares [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders											727,272
January 2026 Warrant Exchange [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Fair value of pre-funded warrants											$ 151,886,695
January 2026 Warrant Exchange [Member] | Investor Warrant A [Member]
Shareholders’ Equity [Line Items]
Shares issued price per share					$ 3.1335
January 2026 Warrant Exchange [Member] | Investor Warrant A [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Fair value of pre-funded warrants											76,298,179
January 2026 Warrant Exchange [Member] | Investor Warrant B [Member]
Shareholders’ Equity [Line Items]
Shares issued price per share					$ 3.1043
Expected term					4 years 7 months 6 days
Volatility rate					71.00%
Expected dividend rate					0.00%
Risk free interest rate					3.80%
January 2026 Warrant Exchange [Member] | Investor Warrant B [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Fair value of pre-funded warrants											$ 75,588,516
January 2026 Warrant Exchange [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants shares					47,326,025
Fari value of gross proceeds					$ 168,480,649
Fair value					$ 16,593,954
Stock price					$ 3.56
Series B Preferred Share Financing [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants shares				789,750
Price per shares of warant				$ 2.4
Stock price				$ 2.94
Expected term											5 years
Expected dividend rate				0.00%
Series B Preferred Share Financing [Member] | Placement Agent Warrants [Member] | Placement Agent [Member]
Shareholders’ Equity [Line Items]
Shares issued price per share		$ 2.1976		$ 1.9363
Net proceeds				$ 4,936,288
Gross proceeds				3,406,150
Warrants shares		15,000
Price per shares of warant		$ 2.4
Fair value of pre-funded warrants		$ 32,963		1,530,138							$ 1,530,138
Allocation of proceeds of warrants				$ 50,200
Stock price		$ 3.21
Expected term											5 years
Volatility rate		73.00%		72.00%
Expected dividend rate		0.00%
Risk free interest rate		4.10%		3.60%
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shareholders voting percentage											10.00%
Sale of stock holders											50,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)												1,725,000
Net proceeds												$ 17
Share retirement (in Shares)											18,500,000
Cash payment											$ 185
Fair value											$ 2,235,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant											1
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)
Net proceeds
Share retirement (in Shares)
Cash payment
Ordinary Shares [Member] | August 2025 Offering [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Fair value											339,916
Ordinary Shares [Member] | October 2025 Offering [Member]
Shareholders’ Equity [Line Items]
Net proceeds											7,974,089
Gross proceeds											23,885,000
Fari value of gross proceeds											15,910,911
Ordinary Shares [Member] | October 2025 Offering [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants											8,583,959
Ordinary Shares [Member] | October 2025 Offering [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants											7,077,743
Ordinary Shares [Member] | October 2025 Offering [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Proceeds from allocated											2,116,362
Reduction of equity											$ 249,209
Sale of stock percentage											2.00%
Ordinary Shares [Member] | Series B Preferred Share Financing [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)				789,750
Sale of stock holders				15,000
Price per shares of warant				$ 2.4
Stock price				1.5
Ordinary Shares [Member] | Series B Preferred Share Financing [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Stock price				1.5							$ 1.5
Common stock conversion price				$ 2.4							2.4
Warrant [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											0.00001
Warrant [Member] | October 2025 Offering [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 4.3799
Fair value of pre-funded warrants											$ 72,897,744
Sale of stock percentage											54.00%
Warrant [Member] | October 2025 Offering [Member] | Purchase Warrant A [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 3.5176
Warrant [Member] | October 2025 Offering [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Fair value of pre-funded warrants											$ 4,888,289
Warrant [Member] | October 2025 Offering [Member] | Investor Warrants [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant											$ 3.4602
Fair value of pre-funded warrants											$ 60,106,464
Warrant [Member] | October 2025 Offering [Member] | Class A Ordinary Shares [Member] | Prefunded Warrants [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders											16,643,636
Warrant [Member] | January 2026 Warrant Exchange [Member]
Shareholders’ Equity [Line Items]
Stock price					3.56
Warrant [Member] | January 2026 Warrant Exchange [Member] | Investor Warrant A [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant					0.6
Warrant [Member] | January 2026 Warrant Exchange [Member] | Investor Warrant B [Member]
Shareholders’ Equity [Line Items]
Price per shares of warant					$ 0.65
Additional Paid-in Capital [Member] | August 2025 Class A Ordinary Share Retirement [Member]
Shareholders’ Equity [Line Items]
Cash payment											$ 185
Preferred Stock [Member] | Preferred Shares – Series A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)
Net proceeds
Share retirement (in Shares)
Cash payment
Preferred Stock [Member] | Preferred Shares – Series B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)
Net proceeds
Share retirement (in Shares)
Cash payment
Preferred Stock [Member] | Preferred Shares – Series B [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Allocation of proceeds of warrants			$ 83,163
Reduction of equity			516,837
Preferred Stock [Member] | Series B Preferred Share Financing [Member] | Preferred Shares – Series B [Member]
Shareholders’ Equity [Line Items]
Net proceeds			26,774,962
Gross proceeds			$ 4,936,288
Sale of stock holders				6,322
Price per ordinary shares sold (in Dollars per share)				$ 5,000
Gross proceeds amount				$ 31,590,000
Preferred Stock [Member] | Series B Preferred Share Financing [Member] | Preferred Shares – Series B [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Sale of stock holders		120
Price per ordinary shares sold (in Dollars per share)		$ 5,000
Gross proceeds amount		$ 600,000